ANNUAL REPORT
--------------------------------------------------------------------------------



                                [GRAPHIC OMITTED]


                                  Money Market
                                      Fund

                                 MARCH 31, 1999




                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                       ----------------------------------
                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                Stephen L. Brown
                                James F. Carlin
                             William H. Cunningham*
                                Ronald R. Dion*
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072
                   -----------------------------------------

================================CHAIRMAN'S MESSAGE==============================

DEAR FELLOW SHAREHOLDERS:

         The stock market continues to show its resilience. At the end of March, the Dow Jones Industrial Average reached a new high and broke an important psychological barrier by passing the 10,000 mark. This feat was particularly impressive since just six months earlier last August and September - the volatile market had tumbled from its July highs to the edge of what appeared to many as bear-market territory.

         In the last six months, investor sentiment has fluctuated dramatically, going from fears of global economic meltdown last fall, to today's euphoria at the strength of the U.S. economy and surprisingly solid earnings reports. As has often been the case in recent years, high-growth technology stocks grabbed most of the headlines during the market's latest advance. Large-capitalization growth stocks have also continued their domination over small-cap stocks, many of which have been out of favor with investors for three years and remain so - at least for now.

--------------------------------------------------------------------------------
[A 1" x 1 1/2" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

         Once again, the market's latest moves are a reminder that successful investing is a long-term proposition. History shows that despite several well-known exceptions, the general direction of the market has been up. Indeed, the axiom that "the market climbs a wall of worry" is being borne out once again in the face of our contemporary political scandals and military crises. Concerns will always be with us. But an investment strategy that properly aligns one's goals with one's tolerance for risk is the sensible way to plan for the future. We encourage you to work with your investment professional to make sure your personal portfolio is thoughtfully allocated among stocks, bonds and money market investments. This strategy could help you weather any short-term uncertainties and still capitalize on any pleasant surprises the market might offer.

Sincerely,

/s/Edward J. Boudreau, Jr.
--------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Dawn Baillie for the Portfolio Management Team

                                  John Hancock
                               Money Market Fund

       Money-market yields fall after Federal Reserve cuts interest rates
       ------------------------------------------------------------------

Money-market yields fell along with interest rates over the last 12 months, as the Federal Reserve took steps to prevent the healthy U.S. economy from stalling. The Fed was reacting to growing economic turmoil that started in Asia and moved to Russia and Latin America in 1998. As the year progressed, concerns mounted that the slowdowns overseas would stunt corporate profit growth at home and put the brakes on the vibrant U.S. economy. Investors' fears reached a fever pitch last August when Russia's debt default and currency devaluation sent stock markets plunging worldwide. In response, the Fed lowered the federal funds rate three times between late September and November, which helped stabilize financial markets worldwide.

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Money Market Fund. Caption below reads "Money Market Fund management team (l-r):
"Barry Evans, Dawn Baillie and Bill Larkin, Jr."]
--------------------------------------------------------------------------------

         The Fed's actions brought the federal funds rate (the rate banks charge each other for overnight loans) down by a total of 0.75% to 4.75%. It also caused money market yields to fall, because the federal funds rate serves as a key pricing benchmark for money-market securities. Until this point, the Fed had been more inclined to raise interest rates to prevent a spike in inflation in response to the strong U.S. economy and low unemployment. But unlike other economic cycles, the low unemployment and wage gains did not re-ignite inflation, and the Fed's inflation-fighting instincts became overshadowed by its desire to ease the potential for overseas slowdowns to serve as a drag on the U.S. economy. Any bias toward further "easing" was muted in the first three months of 1999, however, as the U.S. economy continued to chug along at a very healthy rate. By the end of March, the Federal Reserve had moved back to a neutral stance, with no bias toward what its next step would be.

"Throughout most of the year, we kept the Fund's maturity slightly longer than average..."

================================================================================

                     John Hancock Funds - Money Market Fund

"The countervailing forces at work on the market appear likely to keep the Fed on the sidelines..."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of March 31, 1999." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 4.06% total return for John Hancock Money Market Fund Class
A. The second bar represents the 3.18% total return for John Hancock Money Market Fund Class B. The third bar represents the 3.18% total return for John Hancock Money Market Fund Class C. The fourth bar represents the 4.21% total return for Average taxable money market fund. A note below the chart reads "The average taxable money market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

         On March 31, 1999, John Hancock Money Market Fund's Class A, Class B and Class C shares had 7-day effective yields of 4.06%, 3.18% and 3.18%, respectively. By comparison, the average taxable money-market fund had a 7-day effective yield of 4.21%, according to Lipper, Inc.

Long maturity, corporate issues

Throughout most of the year, we kept the Fund's maturity slightly longer than average - in the mid 50-day range - based on our ongoing belief that the Fed would not raise interest rates, given the potential for a slowing economy. As the turmoil grew and it became more likely that the Fed would in fact lower rates, we became even more intent on extending the Fund's maturity to lock in higher yields before rates fell. Given our comfort level with the robust economy and its positive effects on corporate well-being, we also focused more on short-dated corporate securities, which carry a yield advantage over commercial paper.

A look ahead

The countervailing forces at work on the market appear likely to keep the Fed on the sidelines until at least the second half of the year. On the one hand, the U.S. economy continues to produce its robust growth, which could at any moment provoke inflation. On the other, although overseas markets have stabilized, the U.S. economy remains susceptible to ongoing weakness overseas in countries like Japan and Russia.

         For now, we'll keep the Fund's maturity longer than average until there are signs that the Fed is inclined to raise rates to prevent the economy from overheating. In that instance, we would shorten our maturity to be better positioned to buy higher-yielding securities. We'll continue to monitor the monthly economic data for clues about the U.S. economy's strength. As always, we'll stay focused on providing a competitive level of current income, while preserving stability of principal.

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on March 31, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
March 31, 1999
--------------------------------------------------------------------------------

Assets:
 Investments, in money market instruments,
  at value - Note C:
  Commercial paper (cost - $146,385,226)....................     $146,385,226
  Corporate interest-bearing obligations
  (cost - $45,229,253)......................................       45,229,253
  U.S. government obligations (cost - $277,166,601).........      277,166,601
  Joint repurchase agreement (cost - $86,437,000)...........       86,437,000
                                                              ---------------
                                                                  555,218,080
 Cash.......................................................              515
 Receivable for shares sold ................................           43,213
 Interest receivable........................................        2,727,899
 Other assets...............................................           54,966
                                                              ---------------
                        Total Assets .......................      558,044,673
                        -----------------------------------------------------

Liabilities:
 Payable for shares repurchased.............................          470,191
 Dividend payable...........................................           49,375
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ..................................          316,010
 Accounts payable and accrued expenses......................          166,872
                                                              ---------------
                        Total Liabilities...................        1,002,448
                        -----------------------------------------------------

Net Assets:
 Capital paid-in............................................      557,042,225
                                                              ---------------
                        Net Assets..........................     $557,042,225
                        =====================================================

Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial
   interest outstanding - 3,500,000,000 shares
   authorized with $0.01 per share par value)
  Class A - $373,633,709/373,712,883........................            $1.00
  ===========================================================================
  Class B - $182,061,531/182,080,044 .......................            $1.00
  ===========================================================================
  Class C* - $1,346,985/1,346,985...........................            $1.00
  ===========================================================================
* Class C shares commenced operations on May 1, 1998.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Year ended March 31, 1999
--------------------------------------------------------------------------------

Investment Income:
 Interest...................................................      $26,365,168
                                                                 ------------
 Expenses:
  Investment management fee - Note B........................        2,466,099
  Distribution and service fee - Note B
   Class A..................................................          857,286
   Class B..................................................        1,497,962
   Class C..................................................            5,093
  Transfer agent fee - Note B ..............................        1,270,510
  Registration and filing fees..............................          216,418
  Custodian fee.............................................          113,636
  Financial services fee - Note B...........................           74,478
  Trustees' fees............................................           35,719
  Auditing fee .............................................           34,746
  Printing..................................................           23,209
  Miscellaneous.............................................            9,150
  Legal fees................................................            4,744
                                                                  -----------
                              Total Expenses................        6,609,050
                              -----------------------------------------------
                              Less Expense Reductions -
                              Note B .......................         (836,135)
                              -----------------------------------------------
                              Net Expenses .................        5,772,915
                              -----------------------------------------------
                              Net Investment Income ........       20,592,253
                              -----------------------------------------------
                              Net Increase in Net Assets
                              Resulting from Operations ....      $20,592,253
                              ===============================================

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED MARCH 31,
                                                     ---------------------------
                                                        1998             1999
                                                      --------         --------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income ........................    $18,341,303      $20,592,253
                                                 -------------    -------------
Distributions to Shareholders:
 Distributions from net investment income
  Class A - ($0.0482 and $0.0445 per share,
   respectively)...............................    (14,426,990)     (15,252,899)
  Class B - ($0.0397 and $0.0360 per share,
  respectively)................................     (3,914,313)      (5,321,711)
  Class C** - (none and $0.0323 per share,
  respectively)................................          -              (17,643)
                                                 -------------    -------------
  Total Distributions to Shareholders..........    (18,341,303)     (20,592,253)
                                                 -------------    -------------
From Fund Share Transactions - Net: * .........    (95,720,210)     163,253,446
                                                 -------------    -------------
Net Assets:
 Beginning of period ..........................    489,508,989      393,788,779
                                                 -------------    -------------
 End of period.................................   $393,788,779     $557,042,225
                                                 =============    =============

* Analysis of Fund Share Transactions at $1 Per Share:

CLASS A
 Shares sold................................... $3,870,818,878   $4,384,953,074
 Shares reinvested.............................     12,110,373       12,884,455
                                                --------------   --------------
                                                 3,882,929,251    4,397,837,529
 Less shares repurchased....................... (3,929,619,558)  (4,336,966,087)
                                                --------------   --------------
 Net increase (decrease).......................   ($46,690,307)     $60,871,442
                                                ==============   ==============

CLASS B
 Shares sold...................................   $619,548,975     $577,227,808
 Shares reinvested ............................      3,015,287        4,300,006
                                                --------------   --------------
                                                   622,564,262      581,527,814
 Less shares repurchased.......................   (671,594,165)    (480,492,795)
                                                --------------   --------------
 Net increase (decrease).......................   ($49,029,903)    $101,035,019
                                                ==============   ==============

CLASS C **
 Shares sold ..................................         -            $3,247,356
 Shares reinvested.............................         -                12,504
                                                --------------   --------------
                                                        -             3,259,860
 Less shares repurchased ......................         -            (1,912,875)
                                                --------------   --------------
 Net increase..................................         -            $1,346,985
                                                ==============   ==============

** Class C shares commenced operations on May 1, 1998.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------


                                                      FOR THE PERIOD
                                                    SEPTEMBER 12, 1995                        PERIOD FROM
                                                     (COMMENCEMENT OF        YEAR ENDED     NOVEMBER 1, 1996   YEAR ENDED MARCH 31,
                                                      OPERATIONS) TO         OCTOBER 31,      TO MARCH 31,   -----------------------
                                                     OCTOBER 31, 1995           1996             1997(5)       1998           1999
                                                     ----------------        ----------       ------------   --------       --------
CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period...............       $1.00               $1.00             $1.00        $1.00          $1.00
                                                        ---------          ----------       ----------    ----------     ----------
 Net Investment Income..............................        0.01                0.05              0.02         0.05           0.04
                                                        ---------          ----------       ----------    ----------     ----------
 Less Distributions:
 Dividends from Net Investment Income ..............       (0.01)              (0.05)           (0.02)       (0.05)          (0.04)
                                                        ---------          ----------       ----------    ----------     ----------
 Net Asset Value, End of Period.....................       $1.00               $1.00            $1.00         $1.00          $1.00
                                                       ==========          ==========       ==========    ==========     ==========
 Total Investment Return at Net Asset Value (2).....       0.64%(3)            4.56%             1.80%(3)     4.92%          4.54%
 Total Adjusted Investment Return at
  Net Asset Value (2,6).............................       0.54%(3)            4.36%             1.60%(3)     4.72%          4.34%
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)...........     $20,942            $262,475          $359,453     $312,762       $373,634
 Ratio of Expenses to Average Net Assets............       1.07%(4)            1.17%             1.10%(4)     0.89%          0.91%
 Ratio of Adjusted Expenses to Average Net Assets (7)      1.17%(4)            1.37%             1.30%(4)     1.09%          1.11%
 Ratio of Net Investment Income to Average Net Assets      4.94%(4)            4.41%             4.44%(4)     4.82%          4.44%
 Ratio of Adjusted Net Investment Income to
  Average Net Assets (7)............................       4.84%(4)            4.21%             4.24%(4)     4.62%          4.24%



                                                                                                PERIOD FROM
                                                               YEAR ENDED OCTOBER 31,         NOVEMBER 1, 1996  YEAR ENDED MARCH 31,
                                                    ----------------------------------------    TO MARCH 31,  ----------------------
                                                      1994            1995(1)         1996        1997(5)       1998         1999
                                                    ---------       ---------       --------    ----------   ----------    ---------
CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period.............    $1.00           $1.00          $1.00        $1.00        $1.00        $1.00
                                                   ---------       ---------     ----------   ----------   ----------   ----------
 Net Investment Income............................     0.02            0.04           0.04         0.01         0.04         0.04
                                                   ---------       ---------     ----------   ----------   ----------   ----------
 Less Distributions:
 Dividends from Net Investment Income ............    (0.02)          (0.04)         (0.04)       (0.01)       (0.04)       (0.04)
                                                   ---------       ---------     ----------   ----------   ----------   ----------
 Net Asset Value, End of Period ..................    $1.00           $1.00          $1.00        $1.00        $1.00        $1.00
                                                   =========       =========     ==========   ==========   ==========   ==========

 Total Investment Return at Net Asset Value (2)...    1.87%           4.07%          3.71%        1.45%(3)     4.04%        3.66%
 Total Adjusted Investment Return at
   Net Asset Value (2,6)..........................      -               -            3.61%        1.35%(3)     3.94%        3.56%
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted).........  $58,366         $54,313       $108,162     $130,056      $81,027     $182,062
 Ratio of Expenses to Average Net Assets .........    2.06%           1.92%          2.00%        1.96%(4)     1.74%        1.76%
 Ratio of Adjusted Expenses to
  Average Net Assets (7)..........................      -               -            2.10%        2.06%(4)     1.84%        1.86%
 Ratio of Net Investment Income to
  Average Net Assets..............................    1.97%           3.96%          3.58%        3.60%(4)     3.97%        3.54%
 Ratio of Adjusted Net Investment Income to
  Average Net Assets (7)..........................      -               -            3.48%        3.50%(4)     3.87%        3.44%

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                    PERIOD
                                                               FROM MAY 1, 1998
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                MARCH 31, 1999
                                                                --------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period.........................     $1.00
                                                               ----------
 Net Investment Income........................................      0.03
                                                               ----------
 Less Distributions:
 Dividends from Net Investment Income.........................     (0.03)
                                                               ----------
 Net Asset Value, End of Period...............................     $1.00
                                                               ==========

 Total Investment Return at Net Asset Value (2)...............     3.29%(3)
 Total Adjusted Investment Return at Net Asset Value (2,6)....     3.19%(3)
Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted).....................    $1,347
 Ratio of Expenses to Average Net Assets......................     1.75%(4)
 Ratio of Adjusted Expenses to Average Net Assets (7).........     1.85%(4)
 Ratio of Net Investment Income to Average Net Assets ........     3.46%(4)
 Ratio of Adjusted Net Investment Income to
   Average Net Assets (7).....................................     3.36%(4)

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.
(5) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.
(6) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
(7) Unreimbursed, without fee reduction.

                       SEE NOTES TO FINANCIAL STATEMENTS

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

Schedule of Investments
March 31, 1999
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Money Market Fund on March 31, 1999. It's divided into four types of short-term investments. The categories of short-term investments are further broken down by industry group.


                                                                                     PAR VALUE
                                                INTEREST           QUALITY             (000s              MARKET
ISSUER, DESCRIPTION                               RATE             RATINGS*           OMITTED)            VALUE
-------------------                               ----             --------           --------            -----

COMMERCIAL PAPER
Automobile/Trucks (4.46%)
 General Motors Acceptance Corp.,
  05-20-99.....................................    4.800%           Tier 1            $25,000          $24,836,667
                                                                                                       -----------
Beverages (4.28%)
 Coca-Cola Co.,
  05-24-99.....................................     4.790           Tier 1             24,000           23,830,753
                                                                                                       -----------
Broker Services (8.60%)
 Bear Stearns Cos., Inc.,
  04-05-99 ....................................     4.810           Tier 1             23,000           22,987,708
 Merrill Lynch & Co., Inc.,
  04-26-99 ....................................     4.830           Tier 1             25,000           24,916,146
                                                                                                       -----------
                                                                                                        47,903,854
                                                                                                       -----------
Mortgage Banking (4.46%)
 Countrywide Home Loans,
  05-20-99.....................................     4.870           Tier 1             25,000           24,834,285
                                                                                                       -----------
Utilities (4.48%)
 Bell Atlantic Network Funding,
  04-07-99.....................................     4.880           Tier 1             25,000           24,979,667
                                                                                                       -----------
                                                 TOTAL COMMERCIAL PAPER
                                                    (Cost $146,385,226)               (26.28%)         146,385,226
                                                                                      --------         -----------

CORPORATE INTEREST-BEARING OBLIGATIONS
Automotive (0.45%)
 Chrysler Financial Corp.,
  06-17-99 ....................................     6.350           Tier 1              2,500            2,506,703
                                                                                                        ----------
Banking - U.S.(0.20%)
 Security Pacific Corp.,
  05-15-99.....................................     9.750           Tier 1              1,100            1,105,009
                                                                                                        ----------
Banking - Foreign (0.90%)
 Abbey National Treasury Services,
  06-11-99 ....................................     5.720           Tier 1              5,000            5,005,933
                                                                                                        ----------
Finance (3.87%)
 Household Finance Corp.,
  06-01-99.....................................     7.750           Tier 1              2,000            2,009,086


                       SEE NOTES TO FINANCIAL STATEMENTS

                                       9

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund


                                                                                     PAR VALUE
                                                INTEREST           QUALITY             (000s              MARKET
ISSUER, DESCRIPTION                               RATE             RATINGS*           OMITTED)            VALUE
-------------------                               ----             --------           --------            -----

Finance (continued)
 International Business Machines Credit Corp.,
  09-22-99 ....................................    6.000%           Tier 1            $16,460          $16,531,811
 NYNEX Capital Funding Co.,
  07-19-99 ....................................     7.610           Tier 1              3,000            3,016,609
                                                                                                        ----------
                                                                                                        21,557,506
                                                                                                        ----------
Food (0.36%)
 Heinz (H.J. Heinz) Co.,
  10-15-99 ....................................     6.750           Tier 1              2,000            2,016,749
                                                                                                        ----------
Machinery (0.90%)
 John Deere Capital Corp.,
  06-01-99.....................................     6.300           Tier 1              5,000            5,011,219
                                                                                                        ----------
Mortgage Banking (0.54%)
 American General Finance Corp.,
  06-25-99 ....................................     7.390           Tier 1              3,000            3,015,534
                                                                                                        ----------
Retail Stores (0.54%)
 Penny (J.C.) Co., Inc.,
  06-15-99 ....................................     6.875           Tier 1              3,000            3,006,774
                                                                                                        ----------
Utilities (0.36%)
 Duke Power Co.,
  07-08-99 ....................................     5.780           Tier 1              2,000            2,003,826
                                                                                                        ----------
                                 TOTAL CORPORATE INTEREST-BEARING OBLIGATIONS
                                                           (Cost $45,229,253)          (8.12%)          45,229,253
                                                                                      --------          ----------
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (49.75%)
 Federal Home Loan Bank,
  04-27-99 #...................................     4.920           Tier 1             30,000           30,000,000
 Federal Home Loan Bank,
  04-28-99 # ..................................     5.000           Tier 1             35,000           34,999,473
 Federal Home Loan Bank,
  05-26-99 # ..................................     5.025           Tier 1             10,000            9,997,103
 Federal Home Loan Bank,
  05-26-99 # ..................................     5.050           Tier 1             25,000           25,000,000
 Federal Home Loan Bank,
  06-01-99 #...................................     5.050           Tier 1             20,000           20,000,000
 Federal Home Loan Bank,
  06-08-99 # ..................................     5.140           Tier 1             20,000           20,000,000
 Federal Home Loan Bank,
  07-30-99.....................................     5.600           Tier 1              2,000            2,002,135
 Federal Home Loan Bank,
  10-08-99.....................................     5.070           Tier 1             17,000           16,997,235
 Federal Home Loan Bank,
  03-17-00.....................................     5.230           Tier 1             12,180           12,170,655

                       SEE NOTES TO FINANCIAL STATEMENTS

                                       10

=============================FINANCIAL STATEMENTS===============================

                     John Hancock Funds - Money Market Fund

                                                                                     PAR VALUE
                                                INTEREST           QUALITY             (000s              MARKET
ISSUER, DESCRIPTION                               RATE             RATINGS*           OMITTED)            VALUE
-------------------                               ----             --------           --------            -----


Governmental - U.S. Agencies (continued)
 Student Loan Marketing Association,
  04-01-99.....................................    4.800%           Tier 1           $100,000         $100,000,000
 Student Loan Marketing Association,
  01-19-00 ....................................     5.051           Tier 1              6,000            6,000,000
                                                                                                   ---------------
                                                                                                       277,166,601
                                                                                                   ---------------
                                            TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                          (Cost $277,166,601)         (49.75%)         277,166,601
                                                                                   -----------     ---------------

JOINT REPURCHASE AGREEMENT (15.52%)
 Investment in a joint repurchase
  agreement transaction with
  ABN AMRO, Inc. - Dated 03-31-99,
  due 04-01-99 (Secured by U.S. Treasury
  Bonds, 8.875% due 08-15-17, 11.25%
  due 02-15-15, and U.S. Treasury Note,
  6.625% due 05-15-07) - Note A ...............     4.900                              86,437           86,437,000
                                                                                                   ---------------
                                             TOTAL JOINT REPURCHASE AGREEMENT
                                                           (Cost $86,437,000)         (15.52%)          86,437,000
                                                                                     ---------     ---------------
                                                            TOTAL INVESTMENTS         (99.67%)         555,218,080
                                                                                     ---------     ---------------
                                            OTHER ASSETS AND LIABILITIES, NET          (0.33%)           1,824,145
                                                                                     ---------     ---------------
                                                             TOTAL NET ASSETS        (100.00%)        $557,042,225
                                                                                     =========     ===============


* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

# Call date.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

===========================NOTES TO FINANCIAL STATEMENTS========================

                     John Hancock Funds - Money Market Fund

NOTE A -
ACCOUNTING POLICIES

John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Money Market Fund (the "Fund") and John Hancock U.S. Government Cash Reserve (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

         The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The Trustees authorized the issuance of Class C shares effective May 1, 1998. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates

===========================NOTES TO FINANCIAL STATEMENTS========================

                     John Hancock Funds - Money Market Fund

estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.


NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000. Effective November 22, 1995, the maximum fee of the first $750,000,000 of the Fund's average daily net assets has been reduced to 0.40% of the Fund's average daily net assets and cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, for the year ended March 31, 1999, the reduction in the Fund's management fee amounted to $493,220.

         John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, is the principal underwriter of the Fund.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. Accordingly, for the year ended March 31, 1999, contingent deferred sales charges paid to JH Funds amounted to $1,330,922.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. Accordingly, for the year ended March 31, 1999, contingent deferred sales charges paid to JH Funds amounted to $4,884.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Presently the 12b-1 expense rate on Class A has been reduced to 0.15% of the average daily net assets and cannot be reinstated to 0.25% without the Trustees' consent. Accordingly, for the year ended March 31, 1999, the reduction in the Fund's 12b-1 expense amounted to $342,915. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Co. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the fiscal year was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt

===========================NOTES TO FINANCIAL STATEMENTS========================

                     John Hancock Funds - Money Market Fund

of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.


NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other than obligations of the U.S. government and its agencies, during the year ended March 31, 1999, aggregated $44,141,268,245 and $44,149,147,844, respectively.
Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $409,568,852 and $246,730,000, respectively, during the year ended March 31, 1999.

         The cost of investments owned at March 31, 1999 (including the joint repurchase agreement) for federal income tax purposes was $555,218,080.

================================================================================

                     John Hancock Funds - Money Market Fund

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock Money Market Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock Money Market Fund (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Money Market Fund portfolio of John Hancock Current Interest at March 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

/s/Ernst & Young LLP
--------------------
Ernst & Young LLP

Boston, Massachusetts
May 7, 1999

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 1999.

         All of the dividends paid for the fiscal year are taxable as ordinary income. None of the dividends qualify for the dividends received deduction available to corporations.

         Shareholders will be mailed a 1999 U.S. Treasury Department Form 1099-DIV in January of 2000. This will reflect the total of all distributions which are taxable for calendar year 1999.

================================================================================

[LOGO] JOHN HANCOCK FUNDS                                        ---------------
       A Global Investment Management Firm                          Bulk Rate
                                                                  U.S. Postage
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                          PAID
1-800-225-5291  1-800-554-6713 (TDD)                              Randolph, MA
INTERNET: www.jhancock.com/funds                                  Permit No. 75
                                                                 ---------------







--------------------------------------------------------------------------------
         This reoprt is for the information of shareholders of the John Hancock Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


[LOGO] Printed on Recycled Paper                                      4400A 3/99
                                                                            5/99

                                  ANNUAL REPORT
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]


                                      U.S.

                                   Government

                                  Cash Reserve

                                 MARCH 31, 1999

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                      ------------------------------------
                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                Stephen L. Brown
                                James F. Carlin
                             William H. Cunningham*
                                 Ronald R Dion*
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072
                   -----------------------------------------

==============================CHAIRMAN'S MESSAGE================================

DEAR FELLOW SHAREHOLDERS:

         The stock market continues to show its resilience. At the end of March, the Dow Jones Industrial Average reached a new high and broke an important psychological barrier by passing the 10,000 mark. This feat was particularly impressive since just six months earlier - last August and September - the volatile market had tumbled from its July highs to the edge of what appeared to many as bear-market territory.

         In the last six months, investor sentiment has fluctuated dramatically, going from fears of global economic meltdown last fall, to today's euphoria at the strength of the U.S. economy and surprisingly solid earnings reports. As has often been the case in recent years, high-growth technology stocks grabbed most of the headlines during the market's latest advance. Large-capitalization growth stocks have also continued their domination over small-cap stocks, many of which have been out of favor with investors for three years and remain so - at least for now.

--------------------------------------------------------------------------------
[A 1" x 1 1/2" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right next to second paragraph.]
--------------------------------------------------------------------------------

         Once again, the market's latest moves are a reminder that successful investing is a long-term proposition. History shows that despite several well-known exceptions, the general direction of the market has been up. Indeed, the axiom that "the market climbs a wall of worry" is being borne out once again in the face of our contemporary political scandals and military crises. Concerns will always be with us. But an investment strategy that properly aligns one's goals with one's tolerance for risk is the sensible way to plan for the future. We encourage you to work with your investment professional to make sure your personal portfolio is thoughtfully allocated among stocks, bonds and money market investments. This strategy could help you weather any short-term uncertainties and still capitalize on any pleasant surprises the market might offer.

Sincerely,

/s/Edward J. Boudreau, Jr.
--------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

               By Dawn Baillie for the Portfolio Management Team

                          John Hancock U.S. Government
                                  Cash Reserve

       Money-market yields fall after Federal Reserve cuts interest rates

Money-market yields fell along with interest rates over the last 12 months, as the Federal Reserve took steps to prevent the healthy U.S. economy from stalling. The Fed was reacting to growing economic turmoil that started in Asia and moved to Russia and Latin America in 1998. As the year progressed, concerns mounted that the slowdowns overseas would stunt corporate profit growth at home and put the brakes on the vibrant U.S. economy. Investors' fears reached a fever pitch last August when Russia's debt default and currency devaluation sent stock markets plunging worldwide. In response, the Fed lowered the federal funds rate three times between late September and November, which helped stabilize financial markets worldwide.

         The Fed's actions brought the federal funds rate (the rate banks charge each other for overnight loans) down by a total of 0.75% to 4.75%. It also caused money market yields to fall, because the federal funds rate serves as a key pricing benchmark for money-market securities. Until this point, the Fed had been more inclined to raise interest rates to prevent a spike in inflation in response to the strong U.S. economy and low unemployment. But unlike other economic cycles, the low unemployment and wage gains did not re-ignite inflation, and the Fed's inflation-fighting instincts became overshadowed by its desire to ease the potential for overseas slowdowns to serve as a drag on the U.S. economy. Any bias toward further "easing" was muted in the first three months of 1999, however, as the U.S. economy continued to chug along at a very healthy rate. By the end of March,

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock U.S. Government Cash Reserve. Caption below reads "U.S. Government Cash Reserve management team (l-r): "Barry Evans, Dawn Baillie and Bill Larkin, Jr."]
--------------------------------------------------------------------------------

"Throughout most of the year, we kept the Fund's maturity slightly longer than average..."

================================================================================

               John Hancock Funds - U.S. Government Cash Reserve

"The countervailing forces at work on the market appear likely to keep the Fed on the sidelines..."

--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "7-Day Effective Yield". Under the heading is a note that reads "As of March 31, 1999." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 4.64% total return for John Hancock U.S. Government Cash Reserve. The second bar represents the 4.29% total return for Average U.S. government money market fund. A note below the chart reads "The average U.S. government money market fund is tracked by Lipper, Inc. Past performance is no guarantee of future results."]
--------------------------------------------------------------------------------

the Federal Reserve had moved back to a neutral stance, with no bias toward what its next step would be.

         On March 31, 1999, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 4.64%. By comparison, the average U.S. government money-market fund had a 7-day effective yield of 4.29%, according to Lipper, Inc.

Long maturity

Throughout most of the year, we kept the Fund's maturity slightly longer than average - in the mid 50-day range - based on our ongoing belief that the Fed would not raise interest rates, given the potential for a slowing economy. As the turmoil grew and it became more likely that the Fed would in fact lower rates, we became even more intent on extending the Fund's maturity to lock in higher yields before rates fell.

         The countervailing forces at work on the market appear likely to keep the Fed on the sidelines until at least the second half of the year. On the one hand, the U.S. economy continues to produce its robust growth, which could at any moment provoke inflation. On the other, although overseas markets have stabilized, the U.S. economy remains susceptible to ongoing weakness overseas in countries like Japan and Russia.

         For now, we'll keep the Fund's maturity longer than average until there are signs that the Fed is inclined to raise rates to prevent the economy from overheating. In that instance, we would shorten our maturity to be better positioned to buy higher-yielding securities. We'll continue to monitor the monthly economic data for clues about the U.S. economy's strength. As always, we'll stay focused on providing a competitive level of current income, while preserving stability of principal.


--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio management teams through the end of the Fund's period discussed in this report. Of course, the teams' views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

===============================FINANCIAL STATEMENTS=============================

               John Hancock Funds - U.S. Government Cash Reserve

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on March 31, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
March 31, 1999
--------------------------------------------------------------------------------

Assets:
 Investments, in money market instruments,
  at value - Note C:
  U.S. government obligations (cost - $94,335,632)...........      $94,335,632
  Joint repurchase agreement (cost - $13,112,000)............       13,112,000
                                                                --------------
                                                                   107,447,632
 Cash .......................................................               78
 Interest receivable.........................................          970,220
 Other assets ...............................................           17,014
                                                                --------------
                        Total Assets.........................      108,434,944
                        ------------------------------------------------------

Liabilities:
 Payable for shares repurchased..............................          106,689
 Dividend payable............................................           13,978
 Payable to John Hancock Advisers, Inc. and affiliates -
  Note B.....................................................           45,117
 Accounts payable and accrued expenses ......................           53,135
                                                                 -------------
                        Total Liabilities....................          218,919
                        ------------------------------------------------------

Net Assets:
 Capital paid-in ............................................      108,216,025
                                                                 -------------
                        Net Assets...........................     $108,216,025
                        ======================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
 (Based on 108,216,025 shares of beneficial interest
  outstanding - unlimited number of shares authorized
  with $0.01 par value)......................................            $1.00
 =============================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

Statement of Operations
Year ended March 31, 1999
--------------------------------------------------------------------------------

Investment Income:
 Interest ...................................................       $5,096,836
                                                                  ------------
 Expenses:
  Investment management fee - Note B.........................          481,496
  Distribution and service fee - Note B......................          144,449
  Transfer agent fee - Note B................................           79,049
  Registration and filing fees...............................           48,047
  Custodian fee..............................................           42,989
  Auditing fee...............................................           18,096
  Financial services fee - Note B............................           14,560
  Printing...................................................           13,414
  Trustees' fees.............................................            6,731
  Legal fees.................................................            1,796
  Miscellaneous..............................................              429
                                                                  ------------
                                Total Expenses...............          851,056
                                ----------------------------------------------
                                Less Expense Reductions -
                                Note B ......................         (513,233)
                                ----------------------------------------------
                                Net Expenses.................          337,823
                                ---------------------------------------------
                                Net Investment Income........        4,759,013
                                ----------------------------------------------
                                Net Increase in Net Assets
                                Resulting from Operations....       $4,759,013
                                ==============================================

                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

               John Hancock Funds - U.S. Government Cash Reserve

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           YEAR ENDED MARCH 31,
                                                          ----------------------
                                                           1998           1999
                                                          ------         ------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income.............................    $3,490,309    $4,759,013
                                                     -------------  ------------
Distributions to Shareholders:
 Dividends from net investment income
  ($0.0536 and $0.0497 per share, respectively)....    (3,490,309)   (4,759,013)
                                                     -------------  ------------
From Fund Share Transactions - Net:*...............    19,126,284    33,768,548
                                                     -------------  ------------
Net Assets:
 Beginning of period...............................    55,321,193    74,447,477
                                                     -------------  ------------
 End of period ....................................   $74,447,477  $108,216,025
                                                     ============= =============

*Analysis of Fund Share Transactions at $1 Per Share:
Shares sold........................................  $293,684,385  $236,419,609
Shares issued to shareholders in
 reinvestment of distributions.....................     3,240,503     4,405,830
                                                     -------------  ------------
                                                      296,924,888   240,825,439
Less shares repurchased ...........................  (277,798,604) (207,056,891)
                                                     -------------  ------------
Net increase.......................................   $19,126,284   $33,768,548
                                                     =============  ============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods.

                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

               John Hancock Funds - U.S. Government Cash Reserve

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios, and supplemental data are listed as follows:
--------------------------------------------------------------------------------



                                                                                           PERIOD FROM
                                                        YEAR ENDED MAY 31,                 JUNE 1, 1996       YEAR ENDED MARCH 31,
                                                 ----------------------------------        TO MARCH 31,       --------------------
                                                   1994        1995(1)       1996            1997(5)            1998        1999
                                                 --------     --------     --------         --------          --------    --------
Per Share Operating Performance
 Net Asset Value, Beginning of Period...........   $1.00        $1.00        $1.00            $1.00             $1.00      $1.00
                                                 --------     --------     --------         --------          --------   --------
 Net Investment Income .........................    0.03         0.05         0.05             0.04              0.05       0.05
                                                 --------     --------     --------         --------          --------   --------

 Less Distributions:
 Dividends from Net Investment Income ..........   (0.03)       (0.05)       (0.05)           (0.04)            (0.05)     (0.05)
                                                 --------     --------     --------         --------          --------   --------

 Net Asset Value, End of Period.................   $1.00        $1.00        $1.00            $1.00             $1.00      $1.00
                                                 ========     ========     ========         ========          ========   ========
 Total Investment Return at Net Asset Value(2)..   3.04%        5.07%        5.59%            4.37%(6)          5.43%      5.08%
 Total Adjusted Investment Return at
  Net Asset Value(2,3)..........................   2.59%        4.54%        4.69%            3.78%(6)          4.87%      4.55%

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)....... $94,408      $29,131      $28,907          $55,321           $74,447   $108,216
 Ratio of Expenses to Average Net Assets........   0.35%        0.35%        0.35%            0.35%(7)          0.35%      0.35%
 Ratio of Adjusted Expenses to
   Average Net Assets(4)........................   0.80%        0.88%        1.25%            1.03%(7)          0.91%      0.88%
 Ratio of Net Investment Income to
   Average Net Assets ..........................   2.96%        4.79%        5.41%            5.15%(7)          5.30%      4.94%
 Ratio of Adjusted Net Investment Income to
   Average Net Assets(4)........................   2.51%        4.26%        4.51%            4.47%(7)          4.74%      4.41%

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend  reinvestment.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee  reduction.
(5) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.
(6) Not annualized.
(7) Annualized.

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

               John Hancock Funds - U.S. Government Cash Reserve

Schedule of Investments
March 31, 1999
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Fund on March 31, 1999. It's divided into two types of short-term investments.


                                                       PAR VALUE
                                           INTEREST      (000s         MARKET
ISSUER, DESCRIPTION                          RATE       OMITTED)       VALUE
-------------------                          ----       --------       -----

U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (87.17%)
 Federal Farm Credit Bank,
  05-03-99 ...............................   5.600%      $2,000     $2,001,057
 Federal Farm Credit Bank,
  08-03-99................................    5.500       4,000      4,006,659
 Federal Farm Credit Bank,
  10-01-99 ...............................    8.650       2,200      2,239,142
 Federal Home Loan Bank,
  04-06-99................................    6.310       2,000      2,000,322
 Federal Home Loan Bank,
  04-28-99 #..............................    5.000       2,000      2,000,000
 Federal Home Loan Bank,
  04-29-99 #..............................    5.030       8,000      8,000,000
 Federal Home Loan Bank,
  05-26-99 #..............................    5.050      20,000     20,000,000
 Federal Home Loan Bank,
  06-08-99 #..............................    5.140      10,000     10,000,000
 Federal Home Loan Bank,
  06-25-99................................    8.600         100        100,795
 Federal Home Loan Bank,
  07-26-99 ...............................    8.450         500        505,580
 Federal Home Loan Bank,
  09-20-99 ...............................    5.600       1,100      1,103,318
 Federal Home Loan Bank,
  10-25-99 ...............................    8.375       1,215      1,237,569
 Federal Home Loan Bank,
  10-28-99................................    7.650       1,050      1,065,982
 Federal Home Loan Bank,
  12-01-99................................    4.775         500        499,418
 Federal Home Loan Mortgage Corp.,
  07-21-99................................    7.125       6,900      6,944,483
 Federal Home Loan Mortgage Corp.,
  08-13-99 ...............................    5.544       2,500      2,505,064
 Federal National Mortgage Association,
  05-05-99 ...............................    5.630       1,000        999,939
 Federal National Mortgage Association,
  05-10-99 ...............................    6.240       1,000      1,000,608

                       SEE NOTES TO FINANCIAL STATEMENTS

===============================FINANCIAL STATEMENTS=============================

               John Hancock Funds - U.S. Government Cash Reserve


                                                       PAR VALUE
                                           INTEREST      (000s         MARKET
ISSUER, DESCRIPTION                          RATE       OMITTED)       VALUE
-------------------                          ----       --------       -----

Governmental - U.S. Agencies (continued)
 Federal National Mortgage Association,
  06-10-99................................   8.700%      $1,000     $1,006,819
 Federal National Mortgage Association,
  06-24-99................................    6.600       2,995      3,004,327
 Federal National Mortgage Association,
  07-12-99 ...............................    8.450         485        489,735
 Federal National Mortgage Association,
  08-03-99 ...............................    5.490         500        500,787
 Federal National Mortgage Association,
  08-16-99 ...............................    6.010       2,050      2,057,826
 Student Loan Marketing Association,
  04-01-99 ...............................    4.800      20,000     20,000,000
 Tennessee Valley Authority,
  10-01-99................................    8.375       1,050      1,066,202
                                                                    ----------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS
                                 (Cost $94,335,632)     (87.17%)    94,335,632
                                                       ---------    ----------
JOINT REPURCHASE AGREEMENT (12.12%)
 Investment in a joint repurchase
  agreement transaction with
  ABN AMRO, Inc. - Dated 03-31-99,
  due 04-01-99 (Secured by U.S. Treasury
  Bonds, 8.875% due 08-15-17 and 11.250%
  due 02-15-15, and U.S. Treasury Note,
  6.625% due 05-15-07) - Note A...........    4.900      13,112    13,112,000
                                                                  -----------
                   TOTAL JOINT REPURCHASE AGREEMENT
                                 (Cost $13,112,000)     (12.12%    13,112,000
                                                       --------   -----------
                                  TOTAL INVESTMENTS     (99.29%)  107,447,632
                                                       --------   -----------
                  OTHER ASSETS AND LIABILITIES, NET      (0.71%)      768,393
                                                       --------   -----------
                                   TOTAL NET ASSETS    (100.00%) $108,216,025
                                                       ========  ============

# Call date.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS

===========================NOTES TO FINANCIAL STATEMENTS========================

               John Hancock Funds - U.S. Government Cash Reserve

NOTE A -

ACCOUNTING POLICIES

John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock U.S. Government Cash Reserve (the "Fund") and John Hancock Money Market Fund (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

Significant accounting  policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325%
of the next $500,000,000, (f) 0.300% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

         The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value. Accordingly, for the year ended March 31, 1999, the reduction in the Fund's management fee amounted to $368,784. The Adviser reserves the right to terminate this limitation in the future.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of

===========================NOTES TO FINANCIAL STATEMENTS========================

               John Hancock Funds - U.S. Government Cash Reserve

shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Payment of fees under the Distribution Plan has been suspended until further notice is given to the shareholders. For the year ended March 31, 1999, the fee reduction amounted to $144,449.

         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, including discount earned on securities, during the year ended March 31, 1999 aggregated $6,110,519,532 and $6,077,614,687, respectively.

         The cost of investments owned at March 31, 1999 (including the joint repurchase agreement) for federal income tax purposes was $107,447,632.

================================================================================

               John Hancock Funds - U.S. Government Cash Reserve

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock U.S. Government Cash Reserve

We have audited the accompanying statement of assets and liabilities of the John Hancock U.S. Government Cash Reserve (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock U.S. Government Cash Reserve portfolio of John Hancock Current Interest at March 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

/s/Ernst & Young LLP
--------------------
Ernst & Young LLP

Boston, Massachusetts
May 7, 1999

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 1999.

         All of the dividends paid for the fiscal year are taxable as ordinary income. None of the 1999 dividends qualify for the dividends received deduction available to corporations.

         Shareholders will be mailed a 1999 U.S. Treasury Department Form 1099-DIV in January of 2000. This will reflect the total of all distributions which are taxable for calendar year 1999.

==================================NOTES=========================================

               John Hancock Funds - U.S. Government Cash Reserve

==================================NOTES=========================================

               John Hancock Funds - U.S. Government Cash Reserve

==================================NOTES=========================================

               John Hancock Funds - U.S. Government Cash Reserve

================================================================================

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--------------------------------------------------------------------------------

         This report is for the information of shareholders of the John Hancock U.S. Government Cash Reserve. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[LOGO] Printed on Recycled Paper                                      4300A 3/99
                                                                            5/99